Risk/Return Detail Data - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund seeks to provide a high level of income, exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75 % of the average value of its portfolio.
Portfolio Turnover, Rate	75.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. dollar-denominated municipal money market securities and high quality investment-grade municipal debt securities (i) whose interest is exempt from federal income tax and (ii) that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have positive environmental, social and governance (ESG) characteristics. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. High quality investment grade securities in which the fund invests include securities or issuers (i) rated at least A- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO) or similarly rated by the Adviser, and (ii) for securities with a credit maturity within one year, rated at least BBB or its equivalent by all NRSROs that rate the security and similarly rated by the Adviser. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which the fund invests using both a traditional municipal bond credit, structure and relative value analysis and a consideration of the Adviser's judgment about the security's ESG characteristics. When assessing a security's ESG characteristics and its eligibility for purchase, the Adviser considers the following, where available: (i) the sustainability practices of the security's issuer or obligor, as applicable (each, an "issuer"), based on an evaluation of such issuer's individual ESG profile; (ii) information on a security's use of proceeds; and (iii) any third-party designation as a green, sustainable or sustainability-linked bond. A security's positive ESG characteristics can be determined under any of those three factors. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, and vulnerability to the physical impacts of climate change. An assessment of an issuer's social profile includes, but is not limited to, its approach to quality health care access, housing affordability, human capital management, community reinvestment, and safety. An assessment of an issuer's governance profile includes, but is not limited to, its principles of management, oversight and transparency, governance efficiency and structure, and consideration of anticompetitive practices. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, effectiveness at service delivery, and long-term sustainability, and not all factors may be applicable to all issuers. Issuers with an above average ESG rating as determined by the Adviser are considered to have positive ESG characteristics and well-managed ESG risks. Assessing a security's use of proceeds by considering factors that provide ESG characteristics, such as energy efficiency, environmentally sustainable management, and providing access to quality health care, essential services and affordable housing. The Adviser will generally consider bonds that finance education, health care, affordable housing, clean energy, municipal water and sewer, public transportation, and designated green bonds, among others, as having positive ESG characteristics. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). In addition to focusing on municipal securities with positive ESG characteristics, the Adviser analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Normally maintaining a dollar-weighted average maturity of one year or less. Normally investing in securities with a maximum maturity of four years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.60%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	0.53%
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Risk/Return:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.52%
Total annual operating expenses	0.72%
Fee waiver and/or expense reimbursement	0.52%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
1 year	$ 20
3 years	160
5 years	331
10 years	$ 828
Annual Return, Inception Date	Jun. 16, 2022
2023	3.63%
2024	3.32%
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | Return Before Taxes | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.32%
Since Inception	2.98%	[2]
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | After Taxes on Distributions | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.32%
Since Inception	2.98%	[2]
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.36%
Since Inception	2.98%	[2]
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	1.05%
Since Inception	3.59%
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | LB319
Risk/Return:
Label	Bloomberg Municipal Bond 1 Year (1-2 Y) Index
Past 1 year	2.71%
Since Inception	2.54%
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | IXV4E
Risk/Return:
Label	Fidelity Conservative Income Municipal Bond Composite Index℠
Past 1 year	3.10%
Since Inception	2.82%

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.20% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From June 16, 2022 .